UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM 13F

FORM 13F COVER PAGE


Report for the Quarter Ended: September 30, 2008

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):	[ ] is a restatement.

					[ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name: 			Aris Wealth Services, Inc.
Address:		270 Walker Drive
			State College, PA  16801

13F File Number:  028-12746

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:			Chas Boyd
Title:			CCO
Phone:			814-231-3710

Signature, Place, and Date of Signing:


Chas Boyd
State College, PA
February 11, 2008

Report Type (Check only one.):
[X]	13F HOLDINGS REPORT.
[   ]	13F NOTICE.
[   ]	13F COMBINATION REPORT.

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			  FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 67

Form 13F information Table Value Total: $49,002

List of Other Included Managers:	NONE

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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
IShares TR 7-10 Year Treasury  PFD              464287440     4400 49456.0000SH      SOLE               49456.0000
IShares TR Aggregate Bond      PFD              464287226     4327 43884.0000SH      SOLE               43884.0000
AT&T Inc Com                   COM              00206R102      612 21908.942SH       SOLE                21908.942
Advanced Engine Tech Com       COM              00758C107        2 15000.000SH       SOLE                15000.000
American Intl Group            COM              026874107       79 23681.000SH       SOLE                23681.000
Amgen                          COM              031162100      223 3756.000 SH       SOLE                 3756.000
Apache                         COM              037411105      288 2761.473 SH       SOLE                 2761.473
Axis Energy Corp Com           COM              05462C103       57 63000.000SH       SOLE                63000.000
Bank of America Corp           COM              060505104      443 12651.318SH       SOLE                12651.318
Burlington Northern Santa Fe C COM              12189T104      216 2337.641 SH       SOLE                 2337.641
CB Finl Svcs Inc Com           COM              12479G101      159 11325.000SH       SOLE                11325.000
CVS/Caremark Corp              COM              126650100      223 6615.224 SH       SOLE                 6615.224
Cardinal Health                COM              14149Y108      288 5847.367 SH       SOLE                 5847.367
ChevronTexaco                  COM              166764100      431 5227.915 SH       SOLE                 5227.915
Cisco Systems                  COM              17275R102      593 26288.000SH       SOLE                26288.000
Coca-Cola                      COM              191216100      310 5861.561 SH       SOLE                 5861.561
Colgate Palmolive              COM              194162103      336 4454.602 SH       SOLE                 4454.602
ConocoPhillips                 COM              20825C104      425 5802.653 SH       SOLE                 5802.653
Darden Restaurants Inc         COM              237194105      214 7475.521 SH       SOLE                 7475.521
Devon Energy Corp New          COM              25179M103      252 2762.731 SH       SOLE                 2762.731
Dover                          COM              260003108      237 5842.805 SH       SOLE                 5842.805
Energizer Hldgs Inc            COM              29266R108      215 2668.000 SH       SOLE                 2668.000
Exelon Corp                    COM              30161n101      204 3259.761 SH       SOLE                 3259.761
Exxon Mobil Corporation        COM              30231G102     2574 33147.249SH       SOLE                33147.249
F.N.B. Corp                    COM              302520101      476 29761.000SH       SOLE                29761.000
Fulton Financial               COM              360271100      142 13003.763SH       SOLE                13003.763
Genentech Inc                  COM              368710406      300 3387.000 SH       SOLE                 3387.000
General Electric               COM              369604103     1859 72888.870SH       SOLE                72888.870
Goldman Sachs Group            COM              38141G104      269 2100.064 SH       SOLE                 2100.064
Hartford Financial Svcs Group  COM              416515104      205 5011.812 SH       SOLE                 5011.812
Hewlett-Packard Company New    COM              428236103      588 12726.459SH       SOLE                12726.459
Home Depot                     COM              437076102      275 10638.333SH       SOLE                10638.333
IBM                            COM              459200101      597 5108.573 SH       SOLE                 5108.573
IShares TR Dow Jones US Basic  COM              464287838      285 4993.714 SH       SOLE                 4993.714
IShares TR Dow Jones US Utils  COM              464287697      513 6506.614 SH       SOLE                 6506.614
IShares TR Russell 2000        COM              464287655     3444 50644.000SH       SOLE                50644.000
Idenix Pharmaceuticals Com     COM              45166R204      217 30000.000SH       SOLE                30000.000
Intel                          COM              458140100      228 12182.985SH       SOLE                12182.985
J P Morgan Chase & Co          COM              46625h100      846 18106.551SH       SOLE                18106.551
Johnson & Johnson              COM              478160104      687 9923.318 SH       SOLE                 9923.318
Kayne Anderson Mlp Inv Com     COM              486606106      684 29591.000SH       SOLE                29591.000
LSI Logic                      COM              502161102      257 47917.000SH       SOLE                47917.000
Lockheed Martin                COM              539830109      232 2114.751 SH       SOLE                 2114.751
McDonalds                      COM              580135101      268 4351.155 SH       SOLE                 4351.155
Merck & Co                     COM              589331107      219 6953.604 SH       SOLE                 6953.604
Microsoft                      COM              594918104      704 26365.846SH       SOLE                26365.846
Oracle Systems                 COM              68389X105      483 23800.000SH       SOLE                23800.000
Pepsico                        COM              713448108      297 4165.482 SH       SOLE                 4165.482
Pfizer                         COM              717081103      297 16085.592SH       SOLE                16085.592
Philip Morris Intl Inc Com     COM              718172109      270 5618.873 SH       SOLE                 5618.873
Procter & Gamble               COM              742718109      787 11288.636SH       SOLE                11288.636
SPDR Sector Trust UT SBI Int-F COM              81369y605      297 14951.061SH       SOLE                14951.061
Scorpio Mng Corp Com           COM              80917V105       42 50000.000SH       SOLE                50000.000
Sirius Satellite Radio         COM              82967n108        7 12750.000SH       SOLE                12750.000
Spider Trust UT Ser 1          COM              78462F103    12973 111844.000SH      SOLE               111844.000
Stryker Corp                   COM              863667101      241 3862.000 SH       SOLE                 3862.000
Time Warner Inc                COM              887317105      189 14441.162SH       SOLE                14441.162
Tortoise Energy Infr Com       COM              89147L100      460 20306.000SH       SOLE                20306.000
UNUM Corp                      COM              91529Y106      208 8281.868 SH       SOLE                 8281.868
United Technologies            COM              913017109      264 4393.214 SH       SOLE                 4393.214
Vencor Inc                     COM              92260R102        0 300000.000SH      SOLE               300000.000
Verizon Communications         COM              92343V104      352 10981.077SH       SOLE                10981.077
Wal Mart Stores                COM              931142103      379 6323.326 SH       SOLE                 6323.326
Walt Disney                    COM              254687106      552 17975.049SH       SOLE                17975.049
Wells Fargo & Co New           COM              949746101      203 5400.726 SH       SOLE                 5400.726
Xerox                          COM              984121103      116 10047.004SH       SOLE                10047.004
Lexington Corp Prop Trust      LTD              529043101      185 10764.000SH       SOLE                10764.000